Trade Payables - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of trade payables [line items]
Trade payables	R$ 3,670,895	R$ 2,745,019
Trade payables to related parties	3,534	3,711
Trade payables – reverse factoring	2,119,059	1,295,633
Domestic suppliers [member]
Summary of trade payables [line items]
Trade payables	3,010,912	2,306,398
Trade payables to related parties	1,422	5,102
Domestic suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	1,948,033	1,021,424
Trade payables to related parties	89,339	61,989
Foreign suppliers [member]
Summary of trade payables [line items]
Trade payables	445,805	307,486
Trade payables to related parties	212,756	126,033
Foreign suppliers reverse factoring [member]
Summary of trade payables [line items]
Trade payables	R$ 81,687	R$ 212,220